Leases Maturities of Operating Lease Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 355
2021	339
2022	307
2023	275
2024	226
2025 and thereafter	923
Total future lease payments	2,425
Less: Interest	255
Lease liabilities	$ 2,170
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:AccruedLiabilitiesAndOtherLiabilities